Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

(in thousands)	As Previously Reported	Adjustment	Upon Adoption
Twelve Months Ended December 31, 2017
Operating expenses	$1,359,842	$94,501	$1,454,343
Selling, general and administrative expenses	909,592	(21,802)	887,790
Income from Operations	209,102	(72,699)	136,403
Non-operating pension and postretirement benefit income, net	—	72,699	72,699
Income from Continuing Operations Before Income Taxes	182,789	—	182,789

Twelve Months Ended December 31, 2016
Operating expenses	$1,180,945	$89,085	$1,270,030
Selling, general and administrative expenses	904,517	(8,420)	896,097
Income from Operations	303,534	(80,665)	222,869
Non-operating pension and postretirement benefit income, net	—	80,665	80,665
Income from Continuing Operations Before Income Taxes	250,658	—	250,658

Twelve Months Ended December 31, 2015
Operating expenses	$1,206,153	$100,710	$1,306,863
Selling, general and administrative expenses	1,104,163	(23,395)	1,080,768
Loss from Operations	(80,825)	(77,315)	(158,140)
Non-operating pension and postretirement benefit income, net	—	77,315	77,315
Loss from Continuing Operations Before Income Taxes	(120,890)	—	(120,890)